Summary of Significant Accounting Policies - Net Income (Loss) Per Share (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Redeemable convertible preferred stock	$ 0	$ 0	$ 85,503	$ 85,503	$ 85,503	$ 85,503	$ 85,503	$ 85,503
Reversal of fair market value remeasurement gain on Convertible Notes	(12,752)	$ (7,810)
Add back of interest expense from the Convertible Notes	$ 100